Summary of Significant Accounting Policies - Useful Lives of Property and Equipment (Details)	Dec. 31, 2023
Laboratory equipment
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	5 years
Furniture and office equipment
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	5 years
Computer equipment
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	3 years
Software
Property Plant And Equipment [Line Items]
Useful lives of the property and equipment	3 years